Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) (GGLG PROPERTIES PTY. LTD) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
GGLG PROPERTIES PTY. LTD. [Member]
Other payables and accrued liabilities	$ 9,781	$ 6,016	$ 15,790